Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($MM)	Adjusted ROIC(5) (CSM)	Daily Sales Growth(5) (Supplemental Measure)
					TSR	Peer Group TSR
2023	$10,160,673	$23,002,860	$3,042,195	$4,822,536	$259	$223	$1,829	42.8%	9.2%
2022	$9,967,658	$14,293,346	$3,121,115	$3,736,729	$172	$151	$1,547	40.6%	16.5%
2021	$9,015,594	$16,301,335	$2,138,920	$2,891,203	$158	$170	$1,043	31.9%	12.8%
2020	$7,475,378	$14,661,338	$2,003,159	$3,002,624	$123	$125	$695	28.2%	3.5%

(1)
D.G. Macpherson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Thomas B. Okray	Deidra C. Merriwether	Deidra C. Merriwether	Paige K. Robbins
John L. Howard	Paige K. Robbins	Paige K. Robbins	Deidra C. Merriwether
Paige K. Robbins	John L. Howard	John L. Howard	Nancy L. Berardinelli-Krantz
Deidra C. Merriwether	Kathleen S. Carroll	Kathleen S. Carroll	Matthew E. Fortin
	Robert F. O’Keef, Jr		Kathleen S. Carroll
John L. Howard

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K of the Exchange Act and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Macpherson	Exclusion of Stock Awards and Option Awards for Mr. Macpherson	Total—Inclusion of Equity Values for Mr. Macpherson	Compensation Actually Paid to Mr. Macpherson
2023	$10,160,673	($6,631,385)	$19,473,572	$23,002,860
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Total—Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,042,195	($1,609,252)	$3,389,593	$4,822,536
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
PEO:
Year	Year End Fair Value of Equity Granted During the Covered Year that are Outstanding and Unvested at the Covered Year End	Change in Fair Value from Last Day of Prior Year to Covered Year End of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During the Covered Year that Vested During the Covered Year	Change in Fair Value from Last Day of Prior Year to Covered Year End Equity Awards that Vested During the Covered Year	Dividends/ Earnings Paid on Awards in the Covered Year	Inclusion of Equity Values
2023	$8,646,331	$6,875,049	$0	$3,873,700	$78,492	$19,473,572
Non-PEO NEOs (Average):
Year	Year End Fair Value of Equity Granted During the Covered Year that are Outstanding and Unvested at the Covered Year End	Change in Fair Value from Last Day of Prior Year to Covered Year End of Unvested Equity Award	Vesting-Date Fair Value of Equity Awards Granted During the Covered Year that Vested During the Covered Year	Change in Fair Value from Last Day of Prior Year to Covered Year End Equity Awards that Vested During the Covered Year	Dividends/ Earnings Paid on Awards in the Covered Year	Inclusion of Equity Values
2023	$1,833,122	$1,003,094	$205,658	$328,372	$19,349	$3,389,593
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K of the Exchange Act included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
While we are required to identify adjusted ROIC as the CSM in accordance with Item 402(v) of Regulation S-K of the Exchange Act, adjusted ROIC and daily sales growth are the financial measures we consider the two most important in linking performance to compensation actually paid to the NEOs for the 2023 fiscal year to Company performance, as the Company’s overall NEO compensation structure is designed to drive profitable growth leading to shareholder value creation. The 2023 MIP financial metrics are modified for the Company’s current year planned foreign currency exchange rates used when setting initial targets resulting in total Company daily, organic constant currency sales of 9.2% and total Company adjusted ROIC of 42.8%.

Daily sales growth and adjusted ROIC, for purposes of the relevant incentive program, reflects certain non-GAAP adjustments as previously disclosed for certain program years. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures for year ended December 31, 2023. As it relates to Grainger’s prior year financial targets and result for its MIP and PSU grants, including the Company’s reconciliations of non-GAAP and other financial measures to the directly comparable GAAP measure, refer to the Company’s proxy statement on Form DEF 14A filed with the SEC on March 16, 2023.

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote
(1)
D.G. Macpherson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Thomas B. Okray	Deidra C. Merriwether	Deidra C. Merriwether	Paige K. Robbins
John L. Howard	Paige K. Robbins	Paige K. Robbins	Deidra C. Merriwether
Paige K. Robbins	John L. Howard	John L. Howard	Nancy L. Berardinelli-Krantz
Deidra C. Merriwether	Kathleen S. Carroll	Kathleen S. Carroll	Matthew E. Fortin
	Robert F. O’Keef, Jr		Kathleen S. Carroll
John L. Howard

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K of the Exchange Act included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 10,160,673	$ 9,967,658	$ 9,015,594	$ 7,475,378
PEO Actually Paid Compensation Amount	$ 23,002,860	14,293,346	16,301,335	14,661,338
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Macpherson	Exclusion of Stock Awards and Option Awards for Mr. Macpherson	Total—Inclusion of Equity Values for Mr. Macpherson	Compensation Actually Paid to Mr. Macpherson
2023	$10,160,673	($6,631,385)	$19,473,572	$23,002,860
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
PEO:
Year	Year End Fair Value of Equity Granted During the Covered Year that are Outstanding and Unvested at the Covered Year End	Change in Fair Value from Last Day of Prior Year to Covered Year End of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During the Covered Year that Vested During the Covered Year	Change in Fair Value from Last Day of Prior Year to Covered Year End Equity Awards that Vested During the Covered Year	Dividends/ Earnings Paid on Awards in the Covered Year	Inclusion of Equity Values
2023	$8,646,331	$6,875,049	$0	$3,873,700	$78,492	$19,473,572
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,042,195	3,121,115	2,138,920	2,003,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,822,536	3,736,729	2,891,203	3,002,624
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Total—Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,042,195	($1,609,252)	$3,389,593	$4,822,536
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
Non-PEO NEOs (Average):
Year	Year End Fair Value of Equity Granted During the Covered Year that are Outstanding and Unvested at the Covered Year End	Change in Fair Value from Last Day of Prior Year to Covered Year End of Unvested Equity Award	Vesting-Date Fair Value of Equity Awards Granted During the Covered Year that Vested During the Covered Year	Change in Fair Value from Last Day of Prior Year to Covered Year End Equity Awards that Vested During the Covered Year	Dividends/ Earnings Paid on Awards in the Covered Year	Inclusion of Equity Values
2023	$1,833,122	$1,003,094	$205,658	$328,372	$19,349	$3,389,593
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average NEO Compensation Actually Paid Versus Grainger TSR and Grainger TSR Versus Peer Group TSR, 2020-2023
Compensation Actually Paid vs. Net Income	PEO and Average NEO Compensation Actually Paid Versus Grainger Net Income, 2020-2023
Compensation Actually Paid vs. Company Selected Measure	PEO and Average NEO Compensation Actually Paid Versus Grainger Total Company ROIC, 2020-2023
Total Shareholder Return Vs Peer Group	TABLE OF CONTENTS
Tabular List, Table
Fiscal 2023 Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs in fiscal 2023 to Company performance. The measures in this table are not ranked; definitions for these terms can be found in Appendix B to this Proxy Statement.
Most Important Performance Measures (3 to 7 metrics w/o ranking)
Adjusted ROIC(1)
Daily Sales Growth(2)
U.S. Share Gain(3)
Endless Assortment Daily Sales Growth(4)
Total Company Adjusted Operating Margin Performance(5)

(1)
Adjusted ROIC is a non-GAAP financial measure. See Appendix B of this Proxy Statement for information regarding non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the most directly comparable GAAP financial measures.

(2)
Daily sales are a non-GAAP measure and for purposes of the annual incentive program.

(3)
U.S. share gain is a relative metric which refers to the High-Touch Solutions—U.S. business daily sales growth less estimated U.S. MRO market growth.

(4)
Reported daily sales growth for Endless Assortment segment.

(5)
Total Company adjusted operating margin performance is a non-GAAP measure and for purposes of the annual incentive program.

Total Shareholder Return Amount	$ 259	172	158	123
Peer Group Total Shareholder Return Amount	223	151	170	125
Net Income (Loss)	$ 1,829	$ 1,547	$ 1,043	$ 695
Company Selected Measure Amount	42.8	40.6	31.9	28.2
PEO Name	D.G. Macpherson
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	PEO and Average NEO Compensation Actually Paid Versus Grainger Daily Sales Growth, 2020-2023
Other Performance Measure, Amount	9.2
Name	Adjusted ROIC
Non-GAAP Measure Description
(5)
While we are required to identify adjusted ROIC as the CSM in accordance with Item 402(v) of Regulation S-K of the Exchange Act, adjusted ROIC and daily sales growth are the financial measures we consider the two most important in linking performance to compensation actually paid to the NEOs for the 2023 fiscal year to Company performance, as the Company’s overall NEO compensation structure is designed to drive profitable growth leading to shareholder value creation. The 2023 MIP financial metrics are modified for the Company’s current year planned foreign currency exchange rates used when setting initial targets resulting in total Company daily, organic constant currency sales of 9.2% and total Company adjusted ROIC of 42.8%.

Daily sales growth and adjusted ROIC, for purposes of the relevant incentive program, reflects certain non-GAAP adjustments as previously disclosed for certain program years. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures for year ended December 31, 2023. As it relates to Grainger’s prior year financial targets and result for its MIP and PSU grants, including the Company’s reconciliations of non-GAAP and other financial measures to the directly comparable GAAP measure, refer to the Company’s proxy statement on Form DEF 14A filed with the SEC on March 16, 2023.

Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount		16.5
Name	Daily Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount			12.8
Name	U.S. Share Gain
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount				3.5
Name	Endless Assortment Daily Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Total Company Adjusted Operating Margin Performance
PEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,631,385)
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,473,572
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,646,331
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,875,049
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,873,700
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,492
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,609,252)
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,389,593
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,833,122
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,003,094
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,658
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,372
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,349